UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $55,461 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     1462    43450 SH       SOLE                    43450        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2890    81050 SH       SOLE                    81050        0        0
BALL CORP                      COM              058498106     4051    97397 SH       SOLE                    97397        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     2100    87400 SH       SOLE                    87400        0        0
BJ SVCS CO                     COM              055482103     2450   209900 SH       SOLE                   209900        0        0
CIGNA CORP                     COM              125509109     1457    86450 SH       SOLE                    86450        0        0
CLOROX CO DEL                  COM              189054109      963    17325 SH       SOLE                    17325        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      942    57550 SH       SOLE                    57550        0        0
DIRECTV GROUP INC              COM              25459L106     4774   208400 SH       SOLE                   208400        0        0
EQUINIX INC                    COM NEW          29444U502     4710    88550 SH       SOLE                    88550        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      460   460000 SH       SOLE                   460000        0        0
HUMANA INC                     COM              444859102     3262    87508 SH       SOLE                    87508        0        0
INTUIT                         COM              461202103     1951    82020 SH       SOLE                    82020        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     2608   175600 SH       SOLE                   175600        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103      398   248933 SH       SOLE                   248933        0        0
OWENS ILL INC                  COM NEW          690768403     1362    49850 SH       SOLE                    49850        0        0
PACTIV CORP                    COM              695257105     2879   115700 SH       SOLE                   115700        0        0
PATTERSON UTI ENERGY INC       COM              703481101     1247   108302 SH       SOLE                   108302        0        0
PENN NATL GAMING INC           COM              707569109     2423   113350 SH       SOLE                   113350        0        0
PINNACLE ENTMT INC             COM              723456109     2883   375450 SH       SOLE                   375450        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     3827   234485 SH       SOLE                   234485        0        0
SCHLUMBERGER LTD               COM              806857108     2955    69800 SH       SOLE                    69800        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     1862   210404 SH       SOLE                   210404        0        0
TICKETMASTER ENTMT INC         COM              88633P302      603    93952 SH       SOLE                    93952        0        0
TIME WARNER CABLE INC          CL A             88732J108      942    43900 SH       SOLE                    43900        0        0